Unaudited Condensed Consolidated Statements of Change in Stockholders’ Equity (Deficiency) - USD ($)		COMMON STOCK		ADDITIONAL PAID IN CAPITAL	ACCUMULATED DEFICIT	ACCUMULATED OTHER COMPREHENSIVE INCOME	Total
Balance at Jun. 30, 2022		$ 2		$ 4,020,655	$ (19,715,740)	$ 98,524	$ (15,596,559)
Balance (in Shares) at Jun. 30, 2022	[1]	150,646
Beneficial conversion feature from issuance of convertible notes				749,062			749,062
Net loss					(11,727,711)		(11,727,711)
Issuance of common stock - non-employee stock compensation				819,332			819,332
Issuance of common stock - non-employee stock compensation (in Shares)	[1]	5,651
Conversion of convertible note payable		$ 1		14,476,366			14,476,367
Conversion of convertible note payable (in Shares)	[1]	59,288
Conversion of convertible note payable, related parties				2,437,574			2,437,574
Conversion of convertible note payable, related parties (in Shares)	[1]	5,047
Issuance of common stock at the market offering, net of issuance costs				7,951,225			7,951,225
Issuance of common stock at the market offering, net of issuance costs (in Shares)	[1]	32,857
Fair value of warrants issued in initial public offering				175,349			175,349
Issuance of warrants - non- employee stock compensation				856,170			856,170
Cashless exercise of warrants- non- employee stock compensation into common stock
Cashless exercise of warrants- non- employee stock compensation into common stock (in Shares)	[1]	2,245
Foreign currency translation adjustment						(271,141)	(271,141)
Balance at Jun. 30, 2023		$ 3		31,485,733	(31,443,451)	(172,617)	$ (130,332)
Balance (in Shares) at Jun. 30, 2023		255,734	[1]				255,734	[2]
Net loss					(2,131,712)		$ (2,131,712)
Conversion of convertible note payable		$ 1		1,325,637			1,325,638
Conversion of convertible note payable (in Shares)	[1]	40,321
Foreign currency translation adjustment						43	43
Balance at Sep. 30, 2023		$ 4		32,811,370	(33,575,163)	(172,574)	(936,363)
Balance (in Shares) at Sep. 30, 2023	[1]	296,055
Balance at Jun. 30, 2023		$ 3		31,485,733	(31,443,451)	(172,617)	$ (130,332)
Balance (in Shares) at Jun. 30, 2023		255,734	[1]				255,734	[2]
Net loss					(6,586,623)		$ (6,586,623)
Issuance of common stock to related parties for debts cancellation				321,562			321,562
Issuance of common stock to related parties for debts cancellation (in Shares)	[1]	25,954
Issuance of common stock for acquiring intangible assets		$ 6		3,553,494			3,553,500
Issuance of common stock for acquiring intangible assets (in Shares)	[1]	635,348
Issuance of common stock and prefunded warrants in public offering, net of issuance costs		$ 4		3,457,302			3,457,306
Issuance of common stock and prefunded warrants in public offering, net of issuance costs (in Shares)	[1]	371,629
Exercise of prefunded warrants into common stock		$ 2		1,398			1,400
Exercise of prefunded warrants into common stock (in Shares)	[1]	200,000
Capital contribution				16,348			16,348
Additional shares of common stock round up adjustment due to retroactive effect of 1-for-70 reverse stock split
Additional shares of common stock round up adjustment due to retroactive effect of 1-for-70 reverse stock split (in Shares)	[1]	8
Issuance of common stock - non-employee stock compensation				82,000			82,000
Issuance of common stock - non-employee stock compensation (in Shares)	[1]	20,000
Conversion of convertible note payable		$ 1		1,811,069			1,811,070
Conversion of convertible note payable (in Shares)	[1]	68,061
Issuance of common stock at the market offering, net of issuance costs		$ 1		431,810			431,811
Issuance of common stock at the market offering, net of issuance costs (in Shares)	[1]	94,889
Employee stock base compensation				11,111			11,111
Foreign currency translation adjustment						411,580	411,580
Balance at Jun. 30, 2024		$ 17		41,171,827	(38,030,074)	238,963	$ 3,380,733
Balance (in Shares) at Jun. 30, 2024		1,671,623	[1]				1,671,623	[2]
Net loss					(950,707)		$ (950,707)
Issuance of common stock at the market offering, net of issuance costs		$ 16		2,457,374			2,457,390
Issuance of common stock at the market offering, net of issuance costs (in Shares)		1,583,418
Issuance of common stock for software development		$ 20		1,379,980			1,380,000
Issuance of common stock for software development (in Shares)		2,000,000
Employee stock base compensation				70,000			70,000
Foreign currency translation adjustment						(59,145)	(59,145)
Balance at Sep. 30, 2024		$ 53		$ 45,079,181	$ (38,980,781)	$ 179,818	$ 6,278,271
Balance (in Shares) at Sep. 30, 2024		5,255,041					5,255,041	[2]

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024
[2]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024